OIL AND NATURAL GAS SALES (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OIL AND NATURAL GAS SALES
Oil and natural gas sales	CAD 1,141,770	CAD 882,126	CAD 1,052,382
Royalties	(221,077)	(159,394)	(167,990)
Oil and natural gas sales, net of royalties	CAD 920,693	CAD 722,732	CAD 884,392